Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, Capital Spending) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Capital Spending		$ 1,348	$ 1,487	$ 1,366
Subtotal
Segment Reporting Information [Line Items]
Capital Spending		1,329	1,435	1,305
Corporate and other (b)
Segment Reporting Information [Line Items]
Capital Spending	[1]	19	52	61
Corporate and other (b) | Industrial Packaging
Segment Reporting Information [Line Items]
Capital Spending		816	858	754
Corporate and other (b) | Global Cellulose Fibers
Segment Reporting Information [Line Items]
Capital Spending		174	129	75
Corporate and other (b) | Printing Papers
Segment Reporting Information [Line Items]
Capital Spending		215	232	243
Corporate and other (b) | Consumer Packaging
Segment Reporting Information [Line Items]
Capital Spending		$ 124	$ 216	$ 233

[1]	Includes corporate assets and assets of businesses held for sale.